Net Fair Value Gains through Profit or Loss	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Net Fair Value Gains through Profit or Loss
24	NET FAIR VALUE GAINS THROUGH PROFIT OR LOSS

	For the year ended 31 December
	2022	2021	2020
	RMB million	RMB million	RMB million
Debt securities	(1,613)	1,069	(583)
Equity securities	(10,956)	3,470	22,997
Stock appreciation rights	(49)	202	255
Financial liabilities at fair value through profit or loss	462	202	(648)
Derivative financial instruments	—	—	(121)

Total	(12,156)	4,943	21,900